UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:September 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Vice President
Phone: (212)838-2300

Signature,                                Place,               Date of Signing:

/s/   Michael J Marrone          277 Park Ave, NY, NY 10172    10/26/06
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  149,749

List of Other Included Managers: N/A




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                                                     FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVID TECHNOLOGY INC            COM              05367p100     7345   201665 SH       SOLE                    52021     6218   143426
BOSTON SCIENTIFIC CORP         COM              101137107     5020   339440 SH       SOLE                    90770    12640   236030
                                                                 1      100 SH       OTHER                                       100
CHECKFREE CORPORATION          COM              162813109     7718   186789 SH       SOLE                    47542     5503   133744
                                                                 4      100 SH       OTHER                                       100
CIRCUIT CITY STORES INC CIRCUI COM              172737108     4784   190541 SH       SOLE                    15270     7439   167832
CITIGROUP INC                  COM              172967101     3299    66412 SH       SOLE                    29941     3549    32922
CONOCOPHILLIPS                 COM              20825c104     3880    65171 SH       SOLE                    26604     3137    35430
COOPER COMPANIES INC NEW (THE) COM              216648402     3124    58393 SH       SOLE                    23511     4251    30631
FIRST AMERICAN CORP            COM              318522307     6650   157059 SH       SOLE                    37486     5380   114193
FISERV INC                     COM              337738108     3546    75299 SH       SOLE                    31816     2996    40487
HANESBRANDS INC                COM              410345102     7648   339751 SH       SOLE                    89556     9267   240928
HEALTHCARE REALTY TRUST        COM              421946104     3202    83357 SH       SOLE                    34493             48864
JACKSON HEWITT TAX SERVICE INC COM              468202106     9527   317451 SH       SOLE                    58344     6493   252614
LEAP WIRELESS INTL INC NEW     COM              521863308    13736   283282 SH       SOLE                    45896     4541   232845
LEXMARK INTERNATIONAL INC CL A COM              529771107     9286   161050 SH       SOLE                    38409     3950   118691
MERCURY GENERAL CORP NEW       COM              589400100     2796    56358 SH       SOLE                    26211     3298    26849
MIRANT CORP                    COM              60467r100     8104   296758 SH       SOLE                    75238     7899   213621
PACIFIC SUNWEAR OF CALIFORNIA  COM              694873100     4815   319322 SH       SOLE                    99370    11221   208731
                                                                 2      100 SH       OTHER                                       100
PLATINUM UNDERWRITERS HOLDINGS COM              g7127p100     2593    84098 SH       SOLE                    37388     3827    42883
RELIANT ENERGY INC             COM              75952b105    12333  1001888 SH       SOLE                   157175    15901   828812
STRYKER CORP                   COM              863667101     3428    69133 SH       SOLE                    27761     4279    37093
TEMPUR PEDIC INTERNATIONAL INC COM              88023u101     7790   453710 SH       SOLE                   126624    14967   312119
                                                                 2      100 SH       OTHER                                       100
THE GREAT ATLANTIC & PACIFIC T COM              390064103     7580   314776 SH       SOLE                    82575     9466   222735
TYCO INTERNATIONAL LTD         COM              902124106     3302   117969 SH       SOLE                    53295     6746    57928
UNITEDHEALTH GROUP INC         COM              91324p102     8233   167344 SH       SOLE                    39450     4595   123299